SUPPLEMENTAL CASH FLOW DISCLOSURE (Variations in non-cash transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Cash flow statement [Abstract]
Change in classification of non-Treasury RSUs to equity-settled	$ 0	$ 6,234
Additions to property, plant and equipment and intangible assets included in accounts payable and accrued liabilities	258	(8,200)
Proceeds on disposal of property, plant and equipment included in other current assets	36	(475)
Assets held for sale transferred to property, plant and equipment	0	2,243
Balance due on business acquisition (note 5)	2,700	(4,000)
Non-cash ascribed value credited to contributed surplus for dividends attributed to Treasury RSUs	447	370
Non-cash ascribed value credited to share capital from shares issued or distributed pursuant to vesting of restricted share units and exercise of stock options	$ 9,623	$ 8,085